STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (Parenthetical) (Common Stock [Member], USD $)	5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Common Stock [Member]
Issuance Of Common Stock In October And November 2011	$ 3.05
Issuance Of Common Stock In December 2011	$ 3.10
Issuance Of Common Stock In February And March 2012				$ 3.15
Issuance Of Common Stock And Warrants In August 2012				$ 5.00
Issuance Of Common Stock In September And October 2012				$ 7.50
Issuance Of Common Stock And Warrants In February And June 2013			$ 5.00
Issuance Of Common Stock And Warrants In April And May 2013			$ 12.50
Issuance Of Common Stock And Warrants In February 2014		$ 2.75